Share Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 25, 2016
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Common shares reserved for future issuance						32,173,308	32,599,760
Weighted-average remaining contractual term outstanding				8 years 5 months 8 days	8 years 6 months 14 days	8 years 8 months 1 day	8 years 9 months 18 days	8 years 6 months 29 days
Intrinsic value of options exercised	$ 900		$ 100	$ 23,700	$ 100	$ 3,800	$ 1,200
Weighted-average grant date fair value per share for the stock options granted	$ 0		$ 1.45	$ 23.60	$ 1.35	$ 3.07	$ 1.01
Aggregate grant-date fair value of options vested	$ 1,200		$ 200	$ 1,900	$ 300	$ 1,000	$ 625
Unrecognised share based compensation expense, stock options awards	$ 42,200			$ 42,200		$ 8,700
Unrecognised share based compensation expense, stock options awards, period				2 years 2 months 26 days		2 years 2 months 19 days
Unrecognised share based compensation expense		$ 4,500
Incremental stock-based compensation expense		$ 117
Restricted Stock [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Unrecognised share based compensation expense, stock options awards						$ 0
Restricted shares, fair value									$ 1,200
Aggregate grant-date fair value of restricted shares vested						$ 170	$ 292
2015 Equity Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Common shares reserved for future issuance	9,002,266			9,002,266		9,002,266
Weighted-average remaining contractual term outstanding				10 years		10 years
Minimum notice period to be given to sell or transfer of shares				30 days		30 days
Share-based payment award, expiration date				Sep. 28, 2025		Sep. 28, 2025